Intangible Assets, Goodwill and Other (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets, goodwill and other assets by major class
The following table provides the breakdown of the intangible assets, goodwill and other as at December 31, 2022 and 2021:

In millions	December 31,	2022	2021
Intangible assets		$137	$139
Investments (1)		94	119
Goodwill (Note 4)		70	70
Deferred costs		66	59
Long-term receivables		25	32
Other long-term assets		13	20
Total intangible assets, goodwill and other		$405	$439
(1)As at December 31, 2022, the Company had $60 million (2021 - $59 million) of investments accounted for under the equity method; $nil of equity investments with readily determinable fair values (2021 - $32 million) as determined by the most recent exchange trade price with changes in fair value being recognized within Other income, see Note 7 – Other income; and $34 million (2021 - $28 million) of investments for which fair value was not readily determinable accounted for at cost minus impairment, plus or minus observable price changes.